Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,789,277.225
Previously Paid Amount
Total Fee Amount	22,014.14
Total Offset Amount
Net Fee	$ 22,014.14